Related-Party and Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related-Party and Party-In-Interest Transactions	Related-Party and Party-In-Interest Transactions
Certain Plan investments are units of common collective trust funds managed by BlackRock, Inc., a company in which the Trustee holds a substantial but not majority ownership interest and, therefore, these transactions qualify as a party-in-interest transactions. In addition, the Plan paid fees to the recordkeeper and the Trustee which are included in administrative fees in the statement of changes in benefits. These fees also qualify as party-in-interest transactions.
At December 31, 2025 and 2024, the Plan held 35,939,237 and 37,230,479 shares, respectively, of common stock of the Company at a fair value of $3,133,901,439 and $3,064,813,002, respectively, with a cost basis of $3,056,786,025 and $2,698,434,513, respectively. During the year ended December 31, 2025, the Plan recorded related dividend income of $119,445,785.